CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended
Dec. 31, 2012
CONVERTIBLE NOTES PAYABLE [Abstract]
Convertible Notes Payable

	December 31,	March 31,
	2012	2012
On November 16, 2011, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000. On July 6, 2012, the note holder converted the entire principal of $250,000 and accrued interest through the date of conversion of $15,959 to 319,607 shares of the Company's common stock at $0.83 per share.	-	250,000

On January 16, 2012, the Company issued a convertible note in the amount of $250,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be the same as the private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000. On July 6, 2012, the note holder converted the entire principal of $250,000 and accrued interest through the date of conversion of $11,781 to 314,586 shares of the Company's common stock at $0.83 per share.	-	250,000

On March 7, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be at $0.46875 per share, at which the Company completed a private placement with gross proceeds of at least $100,000 on August 6, 2012, the same as the next private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000.	200,000	200,000

On May 30, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be at $0.46875 per share, at which the Company completed a private placement with gross proceeds of at least $100,000 on August 6, 2012, the same as the next private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000.	200,000	-

	$400,000	$700,000